Provision for Rehabilitation Costs - Schedule of Reconciliation of Provision for Rehabilitation Costs (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciliation of Provision for Rehabilitation Costs [Line Items]
Beginning balance		$ 26,688
Ending balance		26,861
Unwinding of discount	[1]	145	$ 149
How Mine’s [Member]
Schedule of Reconciliation of Provision for Rehabilitation Costs [Line Items]
Beginning balance		26,688	26,389
Change in estimate		28	9
Ending balance		26,861	26,688
Unwinding of discount		$ 145	$ 290

[1]	The unwinding of discount relates to the provision for rehabilitation costs. Refer to Note 20 for further details.